Revenue Recognition - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue	$ 73,369	$ 89,272
United States
Disaggregation of Revenue [Line Items]
Revenue	50,262	64,465
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	$ 23,107	$ 24,807